Goodwill and Other Intangible Assets - Summary of Key Assumptions, Change In Retail Segment Recoverable Amount (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Discount rate plus 0.1 [member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Percentage Point Change	0.10%
Change in Recoverable Amount	$ (365)
Discount rate minus 0.1 [member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Percentage Point Change	(0.10%)
Change in Recoverable Amount	$ 381
Terminal growth rate plus 0.1 [member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Percentage Point Change	0.10%
Change in Recoverable Amount	$ 320
Terminal growth rate minus 0.1 [member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Percentage Point Change	(0.10%)
Change in Recoverable Amount	$ (307)
Forecasted EBITDA Over Forecast Period plus 5.0% [Member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Percentage Point Change	5.00%
Change in Recoverable Amount	$ 1,488
Forecasted EBITDA Over Forecast Period minus 5.0% [Member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Percentage Point Change	(5.00%)
Change in Recoverable Amount	$ (1,477)